Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 3,845,432	$ 87,701
Securities in a continuous unrealized loss position less than 12 months fair value	111,031,629	14,075,005
Securities in a continuous unrealized loss position 12 months or more unrealized losses	490,223
Securities in a continuous unrealized loss position 12 months or more fair value	7,556,814
Securities in a continuous unrealized loss position unrealized losses	4,335,655	87,701
Securities in a continuous unrealized loss position fair value	118,588,443	14,075,005
US Government Agencies Debt Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	304,301	3,230
Securities in a continuous unrealized loss position less than 12 months fair value	12,333,009	996,770
Securities in a continuous unrealized loss position unrealized losses	304,301	3,230
Securities in a continuous unrealized loss position fair value	12,333,009	996,770
US States and Political Subdivisions Debt Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	910,564	66,701
Securities in a continuous unrealized loss position less than 12 months fair value	23,218,005	5,484,740
Securities in a continuous unrealized loss position 12 months or more unrealized losses	247,506
Securities in a continuous unrealized loss position 12 months or more fair value	3,225,869
Securities in a continuous unrealized loss position unrealized losses	1,158,070	66,701
Securities in a continuous unrealized loss position fair value	26,443,874	5,484,740
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	2,613,715	17,770
Securities in a continuous unrealized loss position less than 12 months fair value	74,745,579	7,593,495
Securities in a continuous unrealized loss position 12 months or more unrealized losses	242,717
Securities in a continuous unrealized loss position 12 months or more fair value	4,330,945
Securities in a continuous unrealized loss position unrealized losses	2,856,432	17,770
Securities in a continuous unrealized loss position fair value	79,076,524	7,593,495
Other Available-for-Sale Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	16,852
Securities in a continuous unrealized loss position less than 12 months fair value	735,036
Securities in a continuous unrealized loss position unrealized losses	16,852
Securities in a continuous unrealized loss position fair value	$ 735,036